Reverse Acquisition	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3 – Reverse Acquisition

The Company completed the Acquisition as discussed in Note 1. Based on the terms of the Acquisition and since the Volution securityholders owned approximately 91.68% of the fully-diluted capitalization of the Company immediately following the closing of the Acquisition, Volution is considered to be the acquiring company for accounting purposes, and the transaction has been accounted for as a reverse acquisition under the acquisition method of accounting for business combinations in accordance with U.S. GAAP. Accordingly, the assets and liabilities of Celsus have been recorded as of the Acquisition closing date at fair value.

The acquisition consideration for accounting purposes consisted of Ordinary Shares and the fair value of vested options and warrants issued by Celsus that were outstanding at the date of the Acquisition immediately prior to closing. Assets and liabilities of Celsus were measured at fair value and added to the assets and liabilities of Volution. The consolidated financial statements reflect the historical financial statements of Volution as our historical financial statements, except for the legal capital which reflects our legal capital (Ordinary Shares).

In connection with the consummation of the Acquisition, the Company issued an aggregate of 722,345,600 Ordinary Shares to RPC, Volution’s sole shareholder, in exchange for the outstanding shares of common stock of Volution.

Purchase Consideration

The purchase price for Celsus on September 18, 2015, the closing date of the Acquisition, was as follows:

Fair value of Celsus Ordinary Shares outstanding	$20,034,625	(a)
Fair value of Celsus share options	277,461	(2,516,690 options)
Fair value of Celsus warrants	27,054	(1,782,246 warrants)
Total purchase price	$20,339,140

(a)	computed by multiplying 55,636,283 Ordinary Shares of Celsus at Acquisition by the closing stock price on September 18, 2015, of $0.3601.

Allocation of Purchase Consideration

Under the acquisition method of accounting, the total purchase price was allocated to tangible and identifiable intangible assets acquired and liabilities assumed of Celsus on the basis of their estimated fair values as of the transaction closing date on September 18, 2015. The excess of the total purchase price over the fair value of assets acquired and liabilities assumed was allocated to excess consideration.

The following table summarizes the allocation of the purchase consideration to the assets acquired and liabilities assumed based on their fair values at September 18, 2015:

Cash and cash equivalents	$1,410,577
Restricted cash	142,079
Prepaid expenses and other assets acquired	1,672,028
Excess consideration	19,283,280
Liabilities related to options and warrants	(1,800,154)
Other assumed liabilities	(368,670)
$20,339,140

The Company believes that the historical values of Celsus’s current assets and current liabilities approximate fair value based on the short-term nature of such items.

Excess consideration is calculated as the difference between the fair value of the consideration realized and the values assigned to the identifiable tangible and intangible assets acquired and liabilities assumed. The Company recorded this non-cash charge in the Combined and Consolidated Statements of Comprehensive Loss for the year ended December 31, 2015 due to the fact that goodwill could not be justified and was considered fully impaired.